Report Of The Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	£ 306,141	£ 269,213
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	75,491	72,614
Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	13,345	21,067
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,371	17,109
Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	8,103	127
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	8,861	3,248
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	492,696	492,468
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	76,579	73,717
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	13,409	21,194
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	10,916	19,088
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	2,362	2,064
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	131	42
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,372	17,152
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	8,103	131
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	90,951	90,869
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,512	21,325
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	112,463	112,194
Allowance for ECL
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	169	222
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of credit risk exposure [line items]
Financial assets	(1,240)	(1,394)
Total ECL income statement change for the period	164	218
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	5	4
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	169	222
Allowance for ECL | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,217)	(1,370)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1,088)	(1,103)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(64)	(127)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(61)	(111)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(16)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(43)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(4)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(1,089)	(1,146)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(64)	(131)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(1,153)	(1,277)
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	13,319	20,852
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	10,916	18,835
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	2,362	1,975
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	41	42
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	8,103	0
Retail banking operations in France | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	21,422	20,852
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(100)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(64)	(76)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(61)	(73)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(3)
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(64)	(76)
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	90	342
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	253
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	89
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	90	0
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	131
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	90	473
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(51)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(38)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(13)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(4)
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (55)